REAL ESTATE INVENTORY (Tables)	12 Months Ended
Jun. 30, 2026
REAL ESTATE INVENTORY
Schedule of real estate inventory

Real estate inventory consisted of the following as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Real estate, including land	¥15,023,424	¥8,800,383
Construction in progress	1,444,564	1,334,356
Real estate inventory	¥16,467,988	¥10,134,739